Investees (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Schedule of material subsidiaries held directly and indirectly by the Company
	Principal
	location of the	Ownership Interest as of
	company’s	December 31
	activity	2018

B Communications Ltd. *	Israel	64.78%
Subsidiaries of B Communications Ltd.
B Communications (SP1) Ltd. and B Communications (SP2) Ltd. (1)	Israel	100%
Bezeq - The Israel Telecommunication Corp. Limited	Israel	26.34%
Subsidiaries of Bezeq - The Israel Telecommunication Corp. Limited.
Pelephone Communications Ltd.	Israel	100%
Bezeq International Ltd.	Israel	100%
DBS	Israel	100%
Walla! Communications Ltd.	Israel	100%

*	As of May 14, 2019 the ownership interest decreased to 51.95% following B Communications share issuance in January 2019.

(1)	Held by B Communication (SP1) Ltd.

Schedule of dividends cash declared and paid
	2016	2017	2018
	NIS	NIS	NIS
Distribution of a regular dividend
NIS 0.25 per share	-	-	686
NIS 0.47 per share	-	1,286	-
NIS 0.52 per share	1,441	-	-

Summary information of the group's subsidiaries including fair value adjustments
	December 31,							Year ended December 31,
Cash flow
	Rate of															from
	direct												Total			financing
	ownership											Profit	comprehensive			activities		Total
	interests						Carrying					(loss)	Income(loss)	Cash	Cash	without	Dividend	increase
	held by						amount of				Total	attributable	attributable	flow	flow	dividend to	paid to	(decrease)
	non-		Non-		Non-	Total	non-		Net	Other	comprehensive	to non-	to non-	from	from	non-	non-	in cash
	controlling	Current	current	Current	current	net	controlling		profit	comprehensive	income	controlling	controlling	operating	investing	controlling	controlling	and cash
	interests	assets	assets	liabilities	liabilities	assets	interests	Revenues	(loss)	Income (loss)	(loss)	interests	interests	activities	activities	interests	interests	equivalents
	%	NIS
2018

Bcom Group	35.22	5,162	14,352	7,647	11,703	164	617	9,321	(1,909)	42	(1,867)	(1,192)	(1,158)	3,472	(2,507)	(1,696)	(504)	(1,235)

2017

Bcom Group	35.22	5,334	15,305	4,111	13,442	3,086	2,279	9,789	741	(8)	733	690	684	3,487	(1,128)	213	(948)	1,624

2016

Bcom Group	35.22	3,991	16,154	4,256	12,588	3,301	2,543	10,084	439	(15)	424	641	630	3,462	(948)	(1,271)	(1,062)	181